Acquisitions, 2019 (FY) (Details) $ in Thousands					9 Months Ended	12 Months Ended
	Aug. 01, 2019 USD ($) Store	May 01, 2019 USD ($)	Feb. 01, 2019 USD ($) Store	Dec. 01, 2018 USD ($) Store	Jun. 30, 2020 Store	Sep. 30, 2019 USD ($) Store	Jun. 30, 2019 USD ($)
Acquisition [Abstract]
Number of stores | Store					63
OneWater LLC [Member]
Acquisition [Abstract]
Number of stores | Store						63
Slalom Shop [Member]
Acquisition [Abstract]
Number of stores | Store				2
Total purchase price				$ 7,900
Cash paid for acquisition				$ 1,600
Interest rate				5.00%
Notes payable term					3 years
Slalom Shop [Member] | Notes Payable to Seller [Member]
Acquisition [Abstract]
Note payable to seller						$ 5,100
Slalom Shop [Member] | Notes Payable to Seller at 5% [Member]
Acquisition [Abstract]
Note payable to seller				$ 1,300
Slalom Shop [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Number of stores | Store				2
Total purchase price				$ 7,900
Cash paid for acquisition				$ 1,600
Interest rate				5.00%
Notes payable term						3 years
Slalom Shop [Member] | OneWater LLC [Member] | Notes Payable to Seller [Member]
Acquisition [Abstract]
Note payable to seller						$ 5,100
Slalom Shop [Member] | OneWater LLC [Member] | Notes Payable to Seller at 5% [Member]
Acquisition [Abstract]
Note payable to seller				$ 1,300
Ocean Blue [Member]
Acquisition [Abstract]
Number of stores | Store			3
Total purchase price			$ 10,700
Cash paid for acquisition			$ 8,700
Interest rate			5.00%
Notes payable term					3 years
Ocean Blue [Member] | Notes Payable to Seller at 5% [Member]
Acquisition [Abstract]
Note payable to seller			$ 1,900
Ocean Blue [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller			$ 8,500
Ocean Blue [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Number of stores | Store			3
Total purchase price			$ 10,700
Cash paid for acquisition			$ 8,700
Interest rate			5.00%
Notes payable term						3 years
Ocean Blue [Member] | OneWater LLC [Member] | Notes Payable to Seller at 5% [Member]
Acquisition [Abstract]
Note payable to seller			$ 1,900
Ocean Blue [Member] | OneWater LLC [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller			8,500
Ray Clepper [Member]
Acquisition [Abstract]
Total purchase price			300
Ray Clepper [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Total purchase price			$ 300
Caribee [Member]
Acquisition [Abstract]
Total purchase price		$ 10,300					$ 10,333
Caribee [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller		10,300
Caribee [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Total purchase price		10,300
Caribee [Member] | OneWater LLC [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller		$ 10,300
Central Marine [Member] | OneWater LLC [Member]
Acquisition [Abstract]
Number of stores | Store	3
Total purchase price	$ 19,400
Cash paid for acquisition	$ 17,300
Interest rate	5.50%
Notes payable term						30 months
Central Marine [Member] | OneWater LLC [Member] | Notes Payable to Seller at 5.5% [Member]
Acquisition [Abstract]
Note payable to seller	$ 2,200